Other Commitments and Contingencies - Narrative (Details) £ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Jun. 30, 2018 USD ($) shares
Loss Contingencies [Line Items]
Number of tax leases | tax_lease		6
Gross cash benefit received from tax leases | £		£ 41
Number of tax leases terminated | tax_lease	5
Number of tax leases remaining | tax_lease	1
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 112
Margin Loan Facility | Golar Partners, Common Units
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares			21,226,586
ECGS
Loss Contingencies [Line Items]
Commitments and Contingencies | $			$ 1.0
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU [Member]
Loss Contingencies [Line Items]
Contractual Obligation | $			0.5
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU [Member] | Maximum
Loss Contingencies [Line Items]
Contractual Obligation | $			$ 15.0